Cash flow - schedule of cash flows from operating activities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Cash Flow [Abstract]
Profit for the period	£ 4,559	£ 4,035
Taxation on ordinary activities	1,041	1,268
Share of post-tax results of associates and joint ventures	(1,647)	(289)
Net finance costs	305	921
Profit from operations	4,258	5,935
Adjustments for:
– depreciation, amortisation and impairment costs	1,620	480
– increase in inventories	(606)	(357)
– increase in trade and other receivables	(268)	(425)
– decrease in Master Settlement Agreement payable	(868)	(897)
– increase in trade and other payables	321	347
– decrease in retirement benefit liabilities	(17)	(55)
– decrease in other provisions for liabilities	(302)	(535)
– other non-cash items	(16)	29
Cash generated from operating activities	4,122	4,522
Dividends received from associates	196	202
Tax paid	1,153	1,349
Net cash generated from operating activities	£ 3,165	£ 3,375